Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares		Value
Common Stocks– 98.1%
Aerospace & Defense – 3.1%
Airbus SE*	169,991	$22,316,067
Banks – 9.6%
BNP Paribas SA	444,253	28,453,087
China Construction Bank Corp	25,058,000	17,775,424
Erste Group Bank AG	419,139	18,302,181
Permanent TSB Group Holdings PLC*	3,507,426	5,886,890
		70,417,582
Beverages – 6.7%
Diageo PLC	470,708	22,676,788
Heineken NV	255,004	26,504,885
		49,181,673
Biotechnology – 0.9%
Ascendis Pharma A/S (ADR)*	40,936	6,524,789
Building Products – 1.1%
Assa Abloy AB	278,285	8,071,976
Diversified Financial Services – 0.1%
Jackson Financial Inc*	18,147	471,822
Linklogis Inc - Class B*	254,459	259,660
		731,482
Electronic Equipment, Instruments & Components – 2.7%
Hexagon AB - Class B	1,276,212	19,671,512
Entertainment – 5.0%
Liberty Media Corp-Liberty Formula One*	259,484	13,340,072
Nintendo Co Ltd	25,400	12,357,722
Sea Ltd (ADR)*	33,883	10,799,529
		36,497,323
Hotels, Restaurants & Leisure – 6.0%
GVC Holdings PLC*	994,276	28,457,879
Yum China Holdings Inc	266,150	15,664,373
		44,122,252
Insurance – 11.4%
AIA Group Ltd	1,882,800	21,679,521
Beazley PLC*	2,038,645	10,330,919
Intact Financial Corp	71,622	9,471,930
NN Group NV	502,083	26,199,069
Prudential PLC	725,885	14,089,274
Prudential PLC	59,500	1,133,544
		82,904,257
Interactive Media & Services – 3.4%
NAVER Corp	26,609	8,677,720
Tencent Holdings Ltd	279,700	16,400,518
		25,078,238
Internet & Direct Marketing Retail – 1.7%
Alibaba Group Holding Ltd*	658,516	12,248,799
Metals & Mining – 8.9%
Freeport-McMoRan Inc	357,157	11,618,317
Hindustan Zinc Ltd	3,692,019	15,321,185
Rio Tinto Ltd	150,672	10,704,529
Teck Resources Ltd	1,093,392	27,222,560
		64,866,591
Oil, Gas & Consumable Fuels – 5.4%
Canadian Natural Resources Ltd	699,237	25,550,120
Total SE	283,876	13,601,297
		39,151,417
Pharmaceuticals – 9.3%
AstraZeneca PLC	260,896	31,403,206
Novartis AG	143,257	11,754,726
Sanofi	90,293	8,690,880
Takeda Pharmaceutical Co Ltd	488,974	16,210,590
		68,059,402
Road & Rail – 2.4%
Central Japan Railway Co	111,500	17,823,581
Semiconductor & Semiconductor Equipment – 9.1%
ASML Holding NV	48,614	35,856,507
Taiwan Semiconductor Manufacturing Co Ltd	1,481,000	30,542,508
		66,399,015
Specialty Retail – 1.3%
Industria de Diseno Textil SA	264,736	9,630,501

Shares		Value
Common Stocks– (continued)
Technology Hardware, Storage & Peripherals – 2.2%
Samsung Electronics Co Ltd	254,523	$15,854,598
Textiles, Apparel & Luxury Goods – 2.6%
Samsonite International SA (144A)*	8,949,600	19,177,634
Trading Companies & Distributors – 5.2%
Ferguson PLC	275,003	38,116,051
Total Common Stocks (cost $521,436,351)		716,844,740
Investment Companies– 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $13,642,701)	13,641,356	13,642,720
Total Investments (total cost $535,079,052) – 100.0%		730,487,460
Cash, Receivables and Other Assets, net of Liabilities – 0%		161,034
Net Assets – 100%		$730,648,494

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$108,091,610	14.8%
Netherlands	88,560,461	12.1
United States	77,188,982	10.6
France	73,061,331	10.0
China	62,348,774	8.5
Canada	62,244,610	8.5
Japan	46,391,893	6.3
Taiwan	41,342,037	5.7
Hong Kong	40,857,155	5.6
Sweden	27,743,488	3.8
South Korea	24,532,318	3.4
Austria	18,302,181	2.5
India	15,321,185	2.1
Switzerland	11,754,726	1.6
Australia	10,704,529	1.5
Spain	9,630,501	1.3
Denmark	6,524,789	0.9
Ireland	5,886,890	0.8

Total	$730,487,460	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$3,532	$7	$(8)	$13,642,720
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	21,159∆	-	-	-
Total Affiliated Investments - 1.9%	$24,691	$7	$(8)	$13,642,720

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	7,542,930	72,271,883	(66,172,092)	13,642,720
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	116,386,165	(116,386,165)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $19,177,634, which represents 2.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$6,524,789	$-	$-
Diversified Financial Services	731,482	-	-
Entertainment	24,139,601	12,357,722	-
Insurance	9,471,930	73,432,327	-
Metals & Mining	38,840,877	26,025,714	-
Oil, Gas & Consumable Fuels	25,550,120	13,601,297	-
All Other	-	486,168,881	-
Investment Companies	-	13,642,720	-
Total Assets	$105,258,799	$625,228,661	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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